Exhibit 99.1

Table for Form ABS-15G (Repurchase reporting)(1)
Citigroup Mortgage Loan Trust Inc.
Name of the Issuing Entity	CIK#	Check if Registered	Name of Originator(2)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)			Assets That Were Repurchased or Replaced(4)			Asset Pending Repurchase or Replacement (within the cure period)(5)			Demand in Dispute(6)			Demand Withdrawn(7)			Demand Rejected(8)
Asset Type: Residential Mortgage Loans				(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Citigroup Mortgage Loan Trust 2007-10	# 0001416389	X	American Home Mortgage Corp.	673	$315,265,747	27.62%	3	$775,754	0.16%	0	$0	0.00%	0	$0	0.00%	3	$775,754	0.16%	0	$0	0.00%	0	$0	0.00%
			Ameriquest Mortgage Company	360	$96,771,729	8.48%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			CitiMortgage, Inc.	6	$1,650,169	0.14%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	472	$293,523,665	25.72%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			GreenPoint Mortgage Funding, Inc.	1	$440,000	0.04%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			HomeBanc Mortgage Corporation	175	$88,038,681	7.71%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			LoanCity	2	$371,911	0.03%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Metro City Mortgages Inc.	1	$119,866	0.01%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	91	$52,517,427	4.60%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			New York Community Bank	337	$175,367,417	15.36%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Opteum Financial Services, LLC	37	$13,172,363	1.15%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Sea Breeze Mortgage Services, Inc.	12	$8,856,229	0.78%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Secured Bankers Mortgage Company	18	$8,585,202	0.75%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SunTrust Mortgage Inc.	86	$60,056,817	5.26%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Taylor, Bean & Whitaker Mortgage Corp.	31	$17,155,360	1.50%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Weichert Financial Services	27	$8,190,236	0.72%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	2	$1,296,232	0.11%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-10 Total				2,331	$1,141,379,050	100.00%	3	$775,754	0.16%	0	$0	0.00%	0	$0	0.00%	3	$775,754	0.16%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR7	# 0001399276	X	American Home Mortgage Corp.	974	$268,786,752	31.60%	1	$192,850	0.06%	0	$0	0.00%	0	$0	0.00%	1	$192,850	0.06%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	541	$369,489,750	43.44%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			CitiMortgage, Inc.	13	$5,784,356	0.68%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	2	$353,200	0.04%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			HomeBanc Mortgage Corporation	2	$697,500	0.08%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			PMC Mortgage Corporation	29	$11,513,375	1.35%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	17	$7,140,951	0.84%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Opteum Financial Services, LLC	148	$43,754,106	5.14%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Provident Mortgage Corporation	19	$10,047,022	1.18%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Quicken Loans Inc.	2	$952,700	0.11%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SilverState Mortgage	2	$1,045,167	0.12%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SunTrust Mortgage Inc.	148	$92,323,357	10.85%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Taylor, Bean & Whitaker Mortgage Corp.	75	$28,553,247	3.36%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Weichert Financial Services	43	$9,869,199	1.16%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	1	$288,000	0.03%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR7 Total				2,016	$850,598,682	100.00%	1	$192,850	0.06%	0	$0	0.00%	0	$0	0.00%	1	$192,850	0.06%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-OPX1	# 0001389151	X	Opteum Financial Services, LLC	2,196	$603,341,258	100.00%	1	$220,491	0.08%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	1	$220,491	0.08%
Citigroup Mortgage Loan Trust 2007-OPX1 Total				2,196	$603,341,258	100.00%	1	$220,491	0.08%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	1	$220,491	0.08%
Citigroup Mortgage Loan Trust 2007-AR1	# 0001386037	X	American Home Mortgage Corp.	1,010	$285,762,193	36.02%	1	$140,362	0.05%	0	$0	0.00%	0	$0	0.00%	1	$140,362	0.05%	0	$0	0.00%	0	$0	0.00%
			Ameriquest Mortgage Company	1	$157,500	0.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Community Lending Corp.	11	$4,639,349	0.58%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	249	$163,375,619	20.59%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Equity Now Inc.	2	$594,665	0.07%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Fifth Third Bank	169	$36,297,117	4.57%	1	$184,500	0.07%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	1	$184,500	0.07%
			GreenPoint Mortgage Funding, Inc.	197	$61,895,763	7.80%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			HomeBanc Mortgage Corporation	324	$82,633,970	10.41%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			LoanCity	12	$3,428,037	0.43%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	78	$26,941,234	3.40%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			PHH Mortgage Corporation	10	$1,694,210	0.21%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Residential Financial Corporation	6	$953,918	0.12%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Secured Bankers Mortgage Company	43	$17,823,121	2.25%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SilverState Mortgage	4	$1,009,411	0.13%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SunTrust Mortgage Inc.	1	$346,218	0.04%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Taylor, Bean & Whitaker Mortgage Corp.	261	$81,971,876	10.33%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Weichert Financial Services	58	$14,267,896	1.80%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	44	$9,655,668	1.22%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AR1 Total				2,480	$793,447,763	100.00%	2	$324,862	0.12%	0	$0	0.00%	0	$0	0.00%	1	$140,362	0.05%	0	$0	0.00%	1	$184,500	0.07%
Citigroup Mortgage Loan Trust 2006-HE3	# 0001382887	X	LIME Financial Services, Ltd.	383	$78,523,681	10.63%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Master Financial, Inc.	173	$39,960,734	5.41%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Meritage Mortgage Corporation	198	$36,343,519	4.92%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	16	$1,483,496	0.20%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			New Century Mortgage Corporation	2,327	$464,015,434	62.80%	3	$447,151	0.20%	0	$0	0.00%	0	$0	0.00%	3	$447,151	0.20%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	4	$810,366	0.11%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Quick Loan Funding Inc.	273	$77,033,320	10.43%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	179	$35,492,056	4.80%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			WMC Mortgage Corp.	67	$5,222,420	0.71%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-HE3 Total				3,620	$738,885,027	100.00%	3	$447,151	0.20%	0	$0	0.00%	0	$0	0.00%	3	$447,151	0.20%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-WFHE3	# 0001377118	X	Wells Fargo Bank, N.A.	10,926	$1,627,094,847	100.00%	1	$219,520	0.05%	0	$0	0.00%	0	$0	0.00%	1	$219,520	0.05%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-WFHE3 Total				10,926	$1,627,094,847	100.00%	1	$219,520	0.05%	0	$0	0.00%	0	$0	0.00%	1	$219,520	0.05%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-4	# 0001363657	X	American Home Mortgage Corp.	65	$11,703,735	3.65%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Ameriquest Mortgage Company	2	$217,549	0.07%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Equity Now Inc.	89	$28,588,341	8.91%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			PHH Mortgage Corporation	724	$155,580,608	48.50%	2	$442,568	0.32%	1	$270,815	0.20%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	1	$171,753	0.12%
			National City Mortgage Co.	501	$100,897,543	31.46%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SunTrust Mortgage Inc.	66	$17,592,473	5.48%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Washington Mutual Bank	13	$6,182,677	1.93%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-4 Total				1,460	$320,762,926	100.00%	2	$442,568	0.32%	1	$270,815	0.20%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	1	$171,753	0.12%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-9	# 0001345792	X	Ameriquest Mortgage Company	2,492	$415,772,448	100.00%	2	$412,406	0.25%	0	$0	0.00%	0	$0	0.00%	2	$412,406	0.25%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-9 Total				2,492	$415,772,448	100.00%	2	$412,406	0.25%	0	$0	0.00%	0	$0	0.00%	2	$412,406	0.25%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Asset-Backed Pass-Through Certificates, Series 2005-WF2	#0001337837	X	Wells Fargo Bank, N.A.	4,323	$834,937,338	100.00%	1	$101,574	0.05%	0	$0	0.00%	0	$0	0.00%	1	$101,574	0.05%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Asset-Backed Pass-Through Certificates, Series 2005-WF2 Total				4,323	$834,937,338	100.00%	1	$101,574	0.05%	0	$0	0.00%	0	$0	0.00%	1	$101,574	0.05%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-5	# 0001337790	X	Ameriquest Mortgage Company	3,470	$618,993,651	53.01%	3	$683,619	0.17%	0	$0	0.00%	0	$0	0.00%	3	$683,619	0.17%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	161	$97,912,404	8.39%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			GreenPoint Mortgage Funding, Inc.	557	$183,752,258	15.74%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	196	$68,734,055	5.89%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	127	$52,838,120	4.53%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Quicken Loans Inc.	4	$668,100	0.06%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	348	$144,751,311	12.40%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-5 Total				4,863	$1,167,649,898	100.00%	3	$683,619	0.17%	0	$0	0.00%	0	$0	0.00%	3	$683,619	0.17%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust, Series 2003-UP3	# 0001271500	X	Union Planters Mortgage, Inc.	6,000	$323,793,082	100.00%	1	$25,543	0.09%	1	$25,543	0.09%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2003-UP3 Total				6,000	$323,793,082	100.00%	1	$25,543	0.09%	1	$25,543	0.09%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Grand Total				42,707	$8,817,662,319	100.00%	20	$3,846,339	0.13%	2	$296,358	0.01%	0	$0	0.00%	15	$2,973,236	0.10%	0	$0	0.00%	3	$576,744	0.02%

Footnotes:

(1) For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in the prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(2) In many cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets. The securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense.

(3) Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the reporting period, and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(5) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(6) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(7) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(8) “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.